Goodwill and intangible assets with indefinite useful lives - narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	€ 10,801,000,000	€ 10,311,000,000
Goodwill and intangible assets with indefinite useful lives
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill classified within assets held for sale	(63,000,000)
Impairment charges, goodwill and intangible assets with indefinite lives	€ 0	€ 0	€ 0